May 31, 2019
TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund
TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund

TIAA-CREF FIXED-INCOME & REAL ESTATE SECURITIES FUNDS

(collectively with the Green Bond and Short Duration Impact Bond Funds, the “Funds”)

SUPPLEMENT NO. 2
dated May 31, 2019, to the Statutory Prospectus
dated August 1, 2018

Also, effective immediately, the introductory paragraph in the “Fees and expenses” subsection of the “Summary information” section of each of the Funds is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, investors may be required to pay a commission to a broker-dealer or other financial intermediary on purchases and sales of Institutional Class or Advisor Class shares of the Fund.